Consolidated Statements of Operations and Comprehensive Income	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2008 CNY
Net revenue:
Online games	$ 195,375,881	1,289,480,817	1,293,018,121	1,589,675,915
Licensing revenues	6,464,648	42,666,674	10,687,252	4,391,427
Other revenue, net	101,206	667,960	130,074	612,444
Total net revenue	201,941,735	1,332,815,451	1,303,835,447	1,594,679,786
Cost of services	(30,170,037)	(199,122,245)	(204,069,659)	(217,899,466)
Gross profit	171,771,698	1,133,693,206	1,099,765,788	1,376,780,320
Operating (expenses) income:
Research and product development	(28,187,358)	(186,036,564)	(113,354,460)	(88,539,393)
Sales and marketing	(21,667,598)	(143,006,150)	(119,600,377)	(241,575,189)
General and administrative	(18,098,032)	(119,447,009)	(121,446,102)	(141,785,677)
Government financial incentives	8,694,848	57,386,000	88,460,000	63,084,300
Impairment of intangible assets	(7,054,192)	(46,557,669)
Total operating expenses	(66,312,332)	(437,661,392)	(265,940,939)	(408,815,959)
Income from operations	105,459,366	696,031,814	833,824,849	967,964,361
Interest income	20,620,894	136,097,898	102,200,467	184,963,678
Investment income (loss)			(5,970,899)	1,171,241
Unrealized loss on investment held-for-trading				(300,493)
Other (expense) income, net	9,919,066	65,465,834	14,024,846	(842,825)
Income before income tax expenses	135,999,326	897,595,546	944,079,263	1,152,955,962
Income tax expenses	(13,533,697)	(89,322,402)	(85,060,010)	(39,367,808)
Share of loss of an equity investee	(98,198)	(648,106)
Net income	122,367,431	807,625,038	859,019,253	1,113,588,154
Net loss attributable to non controlling interests	539,817	3,562,795	294,493
Net income attributable to the Company's shareholders	122,907,248	811,187,833	859,313,746	1,113,588,154
Other comprehensive loss, net of tax
Foreign currency translation	(11,090,036)	(73,194,240)	(12,768,786)	(192,424,438)
Reclassification adjustment			(1,813,513)
Unrealized holding gains (losses)	(2,203,038)	(14,540,051)	(30,951,002)	76,969,037
Total other comprehensive loss, net of tax	(13,293,074)	(87,734,291)	(45,533,301)	(115,455,401)
Comprehensive income	$ 109,614,174	723,453,542	813,780,445	998,132,753
Earnings per share:
Basic	$ 0.54	3.57	3.80	4.65
Diluted	$ 0.53	3.47	3.67	4.49
Weighted average ordinary shares:
Basic	227,308,854	227,308,854	226,278,227	239,458,633
Diluted	233,928,400	233,928,400	233,960,556	247,895,076